RELATED PARTY TRANSACTIONS - Compensation of key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
RELATED PARTY TRANSACTIONS
Short-term benefits	$ 2,411	$ 2,049	$ 1,630
Retirement benefit scheme contributions	142	149	99
Share-based payment expense		112	646
Remuneration of directors and other members of key management	$ 2,553	$ 2,310	$ 2,375